SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Customer Segment	Dec. 31, 2024 USD ($) Customer Segment	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2024 USD ($)
Convenience translation rate of USD1.00	7.2993				7.2993
Term deposits	¥ 146,928,000		¥ 328,181,000
Held-to-maturity securities	0		0
Impairment losses on long-lived assets	0		0	¥ 0
Remaining performance obligations	2,085,893,000
Remaining performance obligations, expected to be recognized over the next 12 months	1,867,096,000
Remaining performance obligations, expected to be recognized over the second 12 months	143,687,000
Remaining performance obligations, expected to be recognized thereafter	75,110,000
Government subsidies	34,906,000		6,469,000	¥ 7,825,000
Cash and cash equivalents	¥ 1,321,118,000		¥ 636,052,000		$ 180,992
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Available-for-sale debt investments recorded with unrealized gain	¥ 59,241,000		¥ 35,450,000
Goodwill impairment loss	0		0	¥ 0
Contract costs	¥ 0		0
Uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.
Net revenues	¥ 4,553,556,000	$ 623,835	2,960,813,000	2,498,214,000
Number of reportable segments | Segment	1	1
Change in accounting principle accounting standards update adopted	true				true
Change in accounting principle accounting standards update adoption date	Dec. 31, 2024				Dec. 31, 2024
Accounting standards update [extensible enumeration]	us-gaap:AccountingStandardsUpdate202307Member	us-gaap:AccountingStandardsUpdate202307Member
Maximum [Member]
Operating Lease, Term	7 years				7 years
Other Revenue
Net revenues	¥ 49,662,000		¥ 31,932,000	¥ 35,313,000
Small Scale VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate	3.00%				3.00%
Small Scale VAT Payer Entities [Member] | Revenue on Sales [Member]
Value added tax rate	3.00%				3.00%
General VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate	6.00%				6.00%
General VAT Payer Entities [Member] | Revenue on Sales [Member]
Value added tax rate	13.00%				13.00%
Revenue Benchmark
Number of customers whose revenue individually represent greater than 10% of the total net revenues | Customer	0	0	0	0
CNY
Cash and cash equivalents	¥ 1,057,129,000		¥ 610,124,000